SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)			12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Goods and Services Sold			$ 3,984,493	$ 5,663,877	$ 99,274
Cash			115,440	848,522
Allowance for Doubtful Accounts Receivable			0
Allowance for Doubtful Other Receivables, Current			0	72,852
Impairment loss of long lived assets			0	0	0
ROU assets			196,435	0
Lease Payment liability			$ 188,937	0
Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			0.00%
Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			5.00%
Shipping and Handling [Member]
Cost of Goods and Services Sold			$ 420,960	$ 290,130	$ 89,027
Product Sales
Percentage of Value Added Tax	13.00%	16.00%
Leasing Services
Percentage of Value Added Tax	9.00%	10.00%